                                                   '33 ACT     FILE NO. 33-28623
                                                   '40 ACT     FILE NO. 811-3365

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-4
                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933

                         PRE-EFFECTIVE AMENDMENT NO. [ ]


                       POST-EFFECTIVE AMENDMENT NO. 16 [X]


                                     AND/OR

                   REGISTRATION STATEMENT UNDER THE INVESTMENT

                               COMPANY ACT OF 1940


                              AMENDMENT NO. 104 [X]


                        (CHECK APPROPRIATE BOX OR BOXES)

                     SECURITY FIRST LIFE SEPARATE ACCOUNT A
                     --------------------------------------
                           (EXACT NAME OF REGISTRANT)

                      SECURITY FIRST LIFE INSURANCE COMPANY
                     --------------------------------------
                               (NAME OF DEPOSITOR)

           11365 WEST OLYMPIC BOULEVARD, LOS ANGELES, CALIFORNIA 90064
         ---------------------------------------------------------------
         (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

        DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (310) 312-6100

                               RICHARD C. PEARSON
                          PRESIDENT AND GENERAL COUNSEL
                      SECURITY FIRST LIFE INSURANCE COMPANY
           11365 WEST OLYMPIC BOULEVARD, LOS ANGELES, CALIFORNIA 90064
           -----------------------------------------------------------
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE SPACE)


[ ]     IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b) OF RULE 485
[ ]     ON     [DATE]     PURSUANT TO PARAGRAPH (b) OF RULE 485
[ ]     60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a) OF RULE 485
[x]     ON MAY 1, 1999 PURSUANT TO PARAGRAPH (a) OF RULE 485



IF APPROPRIATE, CHECK THE FOLLOWING BOX:

[ ] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A
    PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.


THE COMPANY HAS ELECTED PURSUANT TO RULE 24f-2 UNDER THE INVESTMENT COMPANY ACT OF 1940 TO REGISTER AN INDEFINITE NUMBER OF SECURITIES. THE MOST RECENT RULE 24F-2 NOTICE WAS FILED ON ___________, 1999.

                     SECURITY FIRST LIFE SEPARATE ACCOUNT A

                              CROSS REFERENCE SHEET
                               PART A - PROSPECTUS

Item Number in Form N-4                          Caption in Prospectus
-----------------------                          ---------------------
1.      Cover Page                               Cover Page

2.      Definitions                              Definitions

3.      Synopsis or Highlights                   Synopsis of the Contracts

4.      Condensed Financial Information          Condensed Financial Information; Financial
                                                 Information

5.      General Description of Registrant,       Description of Security First Life Insurance
        Depositor, and Portfolio Companies       Company, The Separate Account and The Funds;
                                                 Voting Rights; Servicing Agent

6.      Deductions and Expenses                  Contract Charges

7.      General Description of Variable          Description of the Contracts
        Annuity Contracts

8.      Annuity Period                           Annuity Period

9.      Death Benefit                            Death Benefits

10.     Purchases and Contract Value             Description of the Contracts; Accumulation
                                                 Period Principal Underwriter

11.     Redemptions                              Accumulation Period

12.     Taxees                                   Federal Income Tax Status

13.     Legal Proceedings                        Legal Proceedings

14.     Table of Contents of the Statement of    Table of Contents of the Statement of
        Additional Information                   Additional Information

                  PART B - STATEMENT OF ADDITIONAL INFORMATION

15.     Cover Page                               Cover Page

16.     Table of Contents                        Table of Contents

17.     General Information and History          The Insurance Company; The Separate Account;
                                                 The Funds

18.     Services                                 Servicing Agent; Safekeeping of Securities;
                                                 Independent Public Accountant

19.     Purchase of Securities Being Offered     Purchase of Securities Being Offered

20.     Underwriters                             Distribution of the Contracts

21.     Calculation of Yield Quotations of       Not Applicable
        Money Market Subaccounts

22.     Annuity Payments                         Annuity Payments

23.     Financial Statements                     Financial Statements



                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this registration statement.

                                                                     May 1, 1999



                GROUP FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS


                                 issued through



                     SECURITY FIRST LIFE SEPARATE ACCOUNT A



                                       by



                      SECURITY FIRST LIFE INSURANCE COMPANY


     ----------------------------------------------------------------------


This Prospectus gives you important information about the group flexible payment fixed and variable annuity contracts issued through Security First Life Separate Account A by Security First Life Insurance Company (the "Contracts"). The Contracts were previously issued by the Capitol Life Insurance Company and assumed by Security First Life Insurance Company. Please read this Prospectus carefully before you invest and keep it for future reference. The Contracts provide annuity benefits through distributions made from certain retirement plans that qualify for special Federal income tax treatment ("qualified plans").



You decide how to allocate your money among the available investment choices. You may choose to allocate your payments to the General Account, which is a fixed account (not described in this Prospectus) that offers an interest rate guaranteed by Security First Life Insurance Company ("Security First Life"), or to Separate Account A (the "Separate Account"). The Separate Account, in turn, invests in the following underlying mutual funds:

           Security First Trust



                     Bond Series
                     T. Rowe Price Growth & Income Series







           T. Rowe Price Growth Stock Fund
           T. Rowe Price Prime Reserve Fund, Inc.
           T. Rowe Price International Stock Fund



You can choose any combination of these investment choices if the Contract is issued to certain state and local governments pursuant to Section 457 of the Internal Revenue Code (the Code). If you are participating in a plan qualifying under Section 403(b) of the Code or an IRA under Section 408, you may only invest in the Bond Series or the T. Rowe Price Growth & Income Series. Your Account Value will vary daily to reflect the investment experience of the funding options selected. These mutual funds are described in detail in the fund prospectuses that are attached to or delivered with this Prospectus. Please read these prospectuses carefully before you invest. This Prospectus is not valid unless accompanied by these mutual fund prospectuses.



For more information:



If you would like more information about the Security First Life or the Contracts, you can obtain a copy of the Statement of Additional Information
(SAI) dated May 1, 1999. The SAI is legally considered a part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page ____ of the Prospectus. To request a free copy of the SAI or to ask questions, write or call:



                               Security First Life Insurance Company
                               P.O. Box 92193
                               Los Angeles, California  90009
                               Phone:  (800) 284-4536



The Securities and Exchange Commission ("SEC") has a website
(http://www.sec.gov) which you may visit to view this Prospectus, the SAI, or additional material that also is legally considered a part of this Prospectus, as well as other information.



The SEC has not approved or disapproved these securities nor determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS


                                                                                Page
                                                                                ----
Glossary
Summary of the Contracts
Fee Tables and Examples
Condensed Financial Information
Financial and Performance Information
Description of Security First Life Insurance Company, The General Account
 The Separate Account, The Funds and Service Providers
           The Insurance Company
           The General Account
           The Separate Account
           The Funds
           Principal Underwriter
           Servicing Agent
           Custodian
Contract Charges
           Annual Policy Fee
           Premium Taxes
           Surrender Charge
           Administration Fees
           Mortality and Expense Risk Charge
           Federal, State and Local Taxes
           Free Look Period
Description of the Contracts
           Assignment
           Purchase Payments
           Transfers
           Dollar Cost Averaging
           Reallocation Election
           Modification of the Contracts
Accumulation Period
           Crediting Accumulation Units in the Separate Account
           Surrender from the Separate Account
           Account Statements
Annuity Benefits
           Variable Annuity Payments
           Election of Annuity Date and Form of Annuity
           Frequency of Payment
           Level Payments Varying Annually
           Annuity Unit Values

Death Benefits
           Death Before the Annuity Date
           Death After the Annuity Date
Federal Tax Considerations
           General Taxation of Annuities
           Non-qualified Contracts
           Qualified Contracts
           Withholding
Voting Rights
Year 2000 Issue
Legal Proceedings
Additional Information
Table of Contents of Statement of Additional Information



Security First Life does not intend to offer the Contracts anywhere or to anyone to whom they may not lawfully be offered or sold. Security First Life has not authorized any information or representations about the Contracts other than the information in this Prospectus, the attached prospectuses, or supplements to the prospectuses [or any supplemental sales material Security First Life authorizes].

                                    GLOSSARY



These terms have the following meanings when used in this Prospectus:



ACCUMULATION UNIT - A measuring unit used to determine the value of your interest in a Separate Account Series under a Contract at any time before Annuity payments commence.



ANNUITANT - The person on whose life Annuity payments under a Contract are based.



ANNUITY - A series of income payments made to an Annuitant for a defined period of time.



ANNUITIZATION or ANNUITY DATE - The date on which Annuity payments begin.



ANNUITY UNIT - A measuring unit used to determine the amount of Variable Annuity payments based on a Separate Account Series under a Contract after such payments have commenced.



ASSUMED INVESTMENT RETURN - The investment rate selected by the Annuitant for use in determining the Variable Annuity payments.



BENEFICIARY - The person who has the right to a Death Benefit upon your death.



BUSINESS DAY - Each Monday through Friday except for days the New York Stock Exchange is not open for trading.



CERTIFICATE - The form you are given which describes your rights under the Contract. No Certificates are issued for certain deferred compensation or qualified retirement plans.



CERTIFICATE DATE - The date you are issued a Certificate. If you are not issued a Certificate, this is the date when your Account is established.



CERTIFICATE YEAR - A 12 month period starting on the Certificate Date and on each anniversary of the certificate date.



CONTRACT - The agreement between the group contract owner and Security First Life covering your rights.



FIXED ANNUITY - An Annuity providing guaranteed level payments. These payments are not based upon the investment experience of the Separate Account.

FREE LOOK PERIOD - The 20-day period after the Contract is first received by the Owner. During this time period, the Contract may be canceled for a full refund of all Purchase Payments (or the greater of Purchase Payments or the value of the Participant's Account).



FREE WITHDRAWAL AMOUNT - The amount that can be withdrawn in a Contract Year without incurring a surrender charge.



FUND - A diversified, open-end management investment company, or series thereof, registered under the Investment Company Act of 1940 ("1940 Act") which serves as the underlying investment medium for a Series in the Separate Account.



GENERAL ACCOUNT - All assets of Security First Life other than those in the Separate Account or any of its other segregated asset accounts.



NORMAL ANNUITY DATE- The first day of the month coincident with or immediately preceding the date on which a distribution must begin under the terms of the Plan to which the Contract is issued, but in no event later than the later of the month in which you attain age 75 or the 10th anniversary of the Certificate Date.



OWNER - The person who has title to the Contract.



PARTICIPANT - You, the person who makes Purchase Payments, or the person for whom Purchase Payments are made.



PARTICIPANT'S ACCOUNT - The sum of your interest in the Separate Account Series and your interest in the General Account. Your interest in the Separate Account Series is the sum of the values of the Accumulation Units. Your interest in the General Account is the accumulated value of the amounts allocated to the General Account plus credited interest as guaranteed in the Contract, less any prior withdrawals and/or amounts applied to Annuity options.



PLAN - The 403(b) plan, deferred compensation plan, qualified retirement plan, or individual retirement annuity to which the Contract is issued.



PURCHASE PAYMENT - The amounts paid by or for you to Security First Life in order to provide benefits under the Contract.



SEPARATE ACCOUNT - The segregated asset account entitled "Security First Life Separate Account A" which has been established by Security First Life under Delaware law to receive and invest amounts allocated by your and by other contract owners and to provide Variable Annuity benefits under the Contracts. The Separate Account is registered as a unit investment trust under the 1940 Act.

SERIES - The Accumulation Unit values and Annuity Unit values maintained separately for the General Account and each Fund whose securities are owned by the Separate Account.



SURRENDER CHARGE - A percentage charge which is deducted when you transfer funds from the General to the Separate Account.



TRANSFER PAYMENT - Any amount received by Security First for you which is transferred from another annuity contract or is not part of the schedule of payments elected by you.



VALUATION DATE - Any Business Day used by the Separate Account to determine the value of part or all of its assets for purposes of determining Accumulation and Annuity Unit values for the Contract. Accumulation Unit values will be determined each Business Day. There will be one Valuation Date in each calendar week for Annuity Unit values. Security First Life will establish the Valuation Date at its discretion, but until notice to the contrary is given, that date will be the last Business Day in a week.



VALUATION PERIOD - The period of time from one Valuation Date through the next Valuation Date.



VARIABLE ANNUITY - An Annuity providing payments that will vary annually in accordance with the net investment experience of the applicable Separate Account Series.

                            SUMMARY OF THE CONTRACTS



The Contracts



The Contracts may be offered to:



        -       Qualified Plans such as:



                -       Section 403(b) tax-sheltered annuities



                -       Section 457 deferred compensation plans



                -       Section 401 pension and profit sharing plans



                -       individual retirement annuities



                -       traditional Individual Retirement Account ("IRAs")



This prospectus applies only to the variable portion of the Contract



[Side Bar: Please see the section "Qualified Contracts" on page ____ for more information.]




Purchase Payments



Purchase Payments under the Contracts are initially directed to the General Account. The minimum monthly purchase payment is $20, and there is an annual minimum of $240. There is no initial sales charge; however, the charges and deductions described under "Contract Charges" on page ___ will be deducted from the Participant's Account. These charges include an annual administrative charge that is $27.50 plus $2.50 for each Series in which you invest. These charges will range from a minimum of $30 to a maximum of $40. This amount is deducted from the General and Separate Accounts on a pro rata basis on the Certificate's anniversary each year until Annuitization. Security First has agreed to waive a part of the administrative charge for certain Contracts issued to fund deferred compensations plans for state and local government employees described in
Section 457 of the Internal Revenue Code. As a result, the charge will be $12 for a single Series plus $2.50 for each additional Series and will range from $12 to $22.



You can immediately transfer amounts allocated to the General Account to the Separate Account:



        - with a valid written election. The minimum amount of any immediate transfer is $20.00.

Later, unless the Contract was issued to certain state and local government units pursuant to section 457 of the Code, you can transfer up to 48% of the value of your interest in the Separate Account to the Separate Account in equal monthly installments of not less than $50 each for a period of at least 48 months from the date of election if they were not previously transferred to the General Account.



All transfers from the General Account to the Separate Account are subject to a 0% to 7% refundable sales charge depending upon the length of time the amounts to be transferred remained in the General Account. This charge will be restored, in whole or in part, as an Annuity Bonus when annuity payments begin under the Contract.



You can transfer amounts allocated to the Separate Account:



        - if you are a Participant of a 457 Plan between any of the mutual fund investment choices, at any time and as many times as you choose



        - If you are a Participant of a 403(b) or IRA under section 408, amounts transferred to the Separate Account may be invested only in two Series: the Bond Series and the T. Rowe Price Growth and Income Series of Security First Trust



        -       to the General Account only to provide fixed annuity benefits.



[Side Bar: Please see "Transfers" on page ____ for more information.]



Separate Account



Purchase Payments allocated to the Separate Account are invested at net asset value in Accumulation Units in one or more of five Series, each of which invests in one of the following five Funds:




  Funds                                               Advisers/Subadvisers
 ----------------------------------------------------------------------------------------------
 SECURITY FIRST TRUST                                Security First Investment Management
                                                     Corporation
 ----------------------------------------------------------------------------------------------
 The Bond Series                                     Subadviser:  Neuberger & Berman , LLC
 ----------------------------------------------------------------------------------------------
 T. Rowe Price Growth & Income Series                Subadviser:  T. Rowe Price Associates, Inc.
 ----------------------------------------------------------------------------------------------
 T. ROWE PRICE
 ----------------------------------------------------------------------------------------------
 T. Rowe Price Growth Stock Fund                     Advisor:  T. Rowe Price Associates, Inc.
 ----------------------------------------------------------------------------------------------
 T. Rowe Price Prime Reserve Fund, Inc.              Advisor: T. Rowe Price Associates, Inc.
 ----------------------------------------------------------------------------------------------
 T. Rowe Price International Stock Fund              Advisor: T. Rowe Price Associates, Inc.

[Side Bar: Please see "The Separate Account" on page ____ and "The Funds" on page ____ for more information.]




Charges and Deductions



The following fees and expenses apply to your Contract:



                          Fee or expense                         Amount of fee
--------------------------------------------------------------------------------
Daily deductions

           -         Mortality and Expense risks                 .0000244%
                                                                 (.89% per year)

 Withdrawal Charge

                     -         Deducted from each Series             $10.
                               when you make a withdrawal

Refundable sales charge (contingent deferred sales charge)

         -           Deducted on transfers from General           7% 1st Calendar
                     Account to Separate Account                  Year; declining 1%
                                                                  each Calendar Year
                                                                  to 0% after the 5th
                                                                  Calendar year.



This charge will be restored in whole or in part when annuity payments begin.




Transfer Charge



                - Deducted when transfer of Accumulation or Annuity Units from any one series to another




                                                     $10.00 per transfer



Premium Taxes

           -         Payable to a state or government                   0% - 2.35%
                     agency with respect to your Contract.              (3.50% in Nevada)
                     It may be deducted on or after the date
                     the tax is incurred.
                     Currently, Security First Life
                     deducts these taxes upon
                     annuitization.

[Side Bar: Please see "Charges and Deductions" on page ___ for more information.]



Variable Annuity Payments



You select the Annuity Date, an Annuity payment option and an assumed investment return. You may change any of your selections before your Annuity Date. Your monthly Annuity payments will start on the Annuity Date and will vary from year to year based on a comparison of the assumed investment returns you selected with the actual investment experience of the Series in which the Participant's Account is invested.



If your monthly payments from a particular Series are less than $50, Security First Life may change the frequency of your payments so that each payment will be at least $50 from that Series.




Surrender



The Internal Revenue Code limits withdrawals from 403(b) Annuity Contracts to circumstances only:



        -       when you attain age 59 1/2,



        -       separate from service,



        -       die,



        - become disabled (within the meaning of Section 72(m)(7) of the Code),



        -       hardship.



Withdrawals for hardship are restricted to the portion of your Account Value which represents contributions made by you and does not include any investment results. The limitations on withdrawals apply only to:



        -       salary reduction contributions made after December 31, 1988;



        -       income attributable to such contributions;



        -       income attributable to amounts held as of December 31, 1988.



The limitations on withdrawals do not affect rollovers or exchanges between retirement plans which receive favorable tax treatment under the Code. Tax penalties may also apply.
However, subject to these limitations, you may surrender all or part of your Participant's Account before the Annuity Date. You may not make a partial withdrawal if:

        - it would cause your interest in any Series to fall below $200 (unless you are surrendering your entire interest in a Series)



However, if you are withdrawing the entire amount allocated to a Series; these restrictions do not apply.



You may be assessed a surrender charge. In addition, any earnings surrendered will be taxed as ordinary income and may be subject to a penalty tax under the Internal Revenue Code. Certain restrictions apply for qualified Contracts.



[Side Bar: Please see "Surrender Charge" on page ___ and "Federal Tax Considerations" on page ___ for more information.




Death Benefit



If you die before the Annuity Date, your Beneficiary(ies) will receive a death benefit that is equal to the Participant's Account at settlement.



Your Beneficiary(ies) may choose to receive this benefit in a lump sum or to apply it to certain of the available annuity forms contained in this Contract.



[Side Bar: Please see "Death Benefits" on page ____ for more information.]




                             FEE TABLE AND EXAMPLES



The purpose of these fee tables and examples is to assist you in understanding the various costs and expenses that you will bear, directly or indirectly, under your Contract.



Expense Data



The table reflects expenses of the Separate Account as well as expenses of the underlying Funds that make up the investment options for the Separate Account. In addition to the expenses listed below, premium taxes may be applicable.* Please see the attached Fund prospectuses for a more complete description of the various costs and expenses of the Funds.




* Under State law, premium taxes may be deducted from each Purchase Payment or upon annuitization. At this time Security First Life deducts the premium tax only from amounts annuitized.

The following information assumes that the entire Participant's Account is in the Separate Account:



                                   FEE TABLES



                                  Your Expenses



                                                         Calendar Years         Percentage
       Surrender Charge (Deferred Sales Charge) (as a    1                          7%
       percentage of amounts accumulated with respect    2                          6%
       to a purchase payment)                            3                          5%
                                                         4                          4%
                                                         5                          3%
                                                         6 and after                0%




Withdrawal Charge                                      $10 for each Series from which withdrawal is made

Transfer Charge (from a Series to another)             $10 per transfer

Annual Administration Charge (may be reduced           Minimum - $30     Maximum - $40
for certain contracts)





                            Separate Account Expenses
               (As a percentage of average Participant's Account.
                   Deducted daily from the Separate Account.)



   Mortality and Expense Risk Fees                     .89% per year
   Total Separate Account Annual                       .89% per year
      Expenses

                              Fund Annual Expenses
                     (As a percentage of average net assets)
                             (Net of reimbursement)



                                                           Security First
                                                           Trust T. Rowe    T. Rowe Price    T. Rowe Price
                                      Security First       Price Growth &   International    Prime Reserve    T. Rowe Price
                                     Trust Bond Series     Income Series      Stock Fund       Fund, Inc.    Growth Stock Fund
------------------------------------------------------------------------------------------------------------------------------
(a)       Management Fee                     %                   %               %                                   %
------------------------------------------------------------------------------------------------------------------------------
(b)       Other Expenses                     %                   %               %                   %               %
------------------------------------------------------------------------------------------------------------------------------
(c)       Total Annual Expenses              %                   %               %                   %               %
------------------------------------------------------------------------------------------------------------------------------





Examples


                                  CONDITIONS                                          TIME PERIODS
SEPARATE                                                                 ---------------------------------------------------
ACCOUNT                You would pay the following expenses              1 Year        3 Years        5 Years      10  Years
SERIES                 on a $1,000 investment assuming 5% annual
                       return on assets:                                 ---------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
SECURITY FIRST TRUST   (a) upon surrender at the end of the stated       (a)
                       time period
                                                                         (b)
                       (b) if the Contract WAS NOT surrendered
----------------------------------------------------------------------------------------------------------------------------
Bond Series            SAME                                              (a)

                                                                         (b)
----------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Growth   SAME                                              (a)
& Income Series
                                                                         (b)
----------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Growth   SAME                                              (a)
Stock Fund
                                                                         (b)
----------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Prime    SAME                                              (a)
Reserve Fund, Inc.
                                                                         (b)
----------------------------------------------------------------------------------------------------------------------------
T. Rowe Price          SAME                                              (a)
International Stock
Fund                                                                     (b)

                      EXPLANATION OF FEE TABLE AND EXAMPLES



1. The purpose of these tables and examples is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The table reflects expenses of the Separate Account as well as the underlying Funds. For additional information see "Contract Charges," beginning on page ____. The examples do not illustrate the tax consequences of surrendering a Contract.



2. The examples assume that the initial transfer from the General Account to the Separate Account occurred during the first Certificate Year and that, therefore, the maximum sales charge of 7% is applied against the initial $1,000 investment. The 7% charge, however, should not be considered an expense if the Certificate is not surrendered since that amount is placed in your fixed account to be refunded upon annuitization and payable in the form of a fixed annuity. Thus, for example, if you began an annuity payout at any of the time periods indicated in the examples, you would receive an additional value (based upon the $1,000 hypothetical investment) of : 1 year $74, 3 years $81, 5 years $89, and 10 years $114 to be applied to a fixed annuity. In the case of an annuitization, the examples of expense incurred would be as follows:



       Series        1 Year              3 Years              5 Years             10 Years
       ------        ------              -------              -------             --------
       B             17                  52                   89                  193
       G             14                  44                   76                  167
       T             15                  48                   83                  180
       P             14                  45                   77                  169
       I             16                  51                   88                  191



3. For purposes of the amounts reported in the examples, annual Administrative Charges are estimated by dividing the total amount of contract fees collected during the year by the total average net assets.



4. NEITHER THE TABLE NOR THE EXAMPLES ARE REPRESENTATIONS OF FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                        CONDENSED FINANCIAL INFORMATION

     The following table sets forth condensed financial information on accumulation units respecting Contracts. The information is derived from the financial statements of the Separate Account and has been audited by Deloitte & Touche, the Separate Account's independent auditors. The information should be read in conjunction with the financial statements, related notes and other financial information in the Statement of Additional Information.

                            Twelve      Twelve      Twelve      Twelve        Five         Twelve        Twelve        Twelve
                            Months      Months      Months      Months       Months        Months        Months        Months
                             Ended       Ended       Ended       Ended        Ended         Ended         Ended         Ended
 Separate Account Series    7/31/90     7/31/91     7/31/92     7/31/93     12/31/93      12/31/94      12/31/95      12/31/96
 -----------------------   ---------   ---------   ---------   ---------   -----------   -----------   -----------   -----------
Series B (Bond Series)
  Beg. AUV $ (11/9/89)...      12.20       12.36       13.18       14.91         16.20         16.48         15.77         18.25
  End. AUV $.............      12.36       13.18       14.91       16.20         16.48         15.77         18.25         18.60
  End. No. Qualified
    AUs..................     57,610      67,327      71,494      66,784        66,252        43,585        44,229        32,205
Series G (T. Rowe Price
  Growth and Income
  Series)
  Beg. AUV $ (11/9/89)...      19.48       19.00       20.79       23.45         25.27         26.64         27.17         35.31
  End. AUV $.............      19.00       20.79       23.45       25.27         26.64         27.17         35.31         42.57
  End. No. Qualified
    AUs..................    233,796     273,141     321,363     288,163       292,425       246,935       221,870       211,335
Series P (T. Rowe Price
  Prime Reserve Fund)
  Beg. AUV $ (11/9/89)...      10.26       10.77       11.39       11.77         11.98         12.07         12.40         12.97
  End. AUV $.............      10.77       11.39       11.77       11.98         12.07         12.40         12.97         13.49
  End. No. Qualified
    AUs..................    180,074     222,041     199,653     116,446        95,082        81,944        80,686        79,691
  Yield..................       6.44%       4.45%       2.09%       1.60%         1.75%         4.50%         4.11%         4.01%
Series T (T. Rowe Price
  Growth Stock Fund)
  Beg. AUV $ (Nov.
    9/89)................      14.87       16.21       17.27       19.30         20.98         23.45         23.44         30.44
  End. AUV $.............      16.21       17.27       19.30       20.98         23.45         23.44         30.44         36.72
  End. No. Qualified
    AUs..................    376,458     392,242     428,924     385,459       381,785       324,281       313,902       298,850
Series I (T Rowe Price
  International Stock
  Fund)
  Beg. AUV $ (7/24/92)...                               5.00        5.09          5.73          6.85          6.74          7.45
  End. AUV $.............                               5.09        5.73          6.85          6.74          7.45          8.57
  End. No. Qualified
    AUs..................                                139      90,120       129,581       151,651       131,277       135,635
--------------------------------------------------------------------------------------------------------------------------------
AUV -- Accumulation Unit
  Value
AUs -- Accumulation Units

                             Twelve          Twelve
                             Months          Months
                              Ended          Ended
 Separate Account Series    12/31/97        12/31/98
 -----------------------   -----------    -----------
Series B (Bond Series)
  Beg. AUV $ (11/9/89)...        18.60
  End. AUV $.............        20.11
  End. No. Qualified
    AUs..................       39,681
Series G (T. Rowe Price
  Growth and Income
  Series)
  Beg. AUV $ (11/9/89)...        42.57
  End. AUV $.............        53.68
  End. No. Qualified
    AUs..................      504,233
Series P (T. Rowe Price
  Prime Reserve Fund)
  Beg. AUV $ (11/9/89)...        13.49
  End. AUV $.............        14.05
  End. No. Qualified
    AUs..................        6,866
  Yield..................         4.07%
Series T (T. Rowe Price
  Growth Stock Fund)
  Beg. AUV $ (Nov.
    9/89)................        36.72
  End. AUV $.............        46.06
  End. No. Qualified
    AUs..................    1,033,735
Series I (T Rowe Price
  International Stock
  Fund)
  Beg. AUV $ (7/24/92)...         8.57
  End. AUV $.............         8.72
  End. No. Qualified
    AUs..................      865,412
----------------------------------------------------
AUV -- Accumulation Unit
  Value
AUs -- Accumulation Units

                              FINANCIAL INFORMATION



Financial Statements of the Separate Account and Security First Life are contained in the Statement of Additional Information. Please see the first page of this Prospectus for information on how to obtain a copy of the Statement.





DESCRIPTION OF SECURITY FIRST LIFE INSURANCE COMPANY, THE GENERAL ACCOUNT, THE SEPARATE ACCOUNT, THE FUNDS AND SERVICE PROVIDERS




Security First Life Insurance Company



Security First Life is a stock life insurance company founded in 1960 and organized under the laws of the State of Delaware. Its principal executive offices are located at 11365 West Olympic Boulevard, Los Angeles, California 90064. Security First Life is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in 49 states and the District of Columbia. Security First Life is a wholly-owned subsidiary of Security First Group, Inc. ("SFG"). SFG in turn is a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife"), a New York mutual life insurance company.



MetLife is one of the world's largest financial services companies and the second largest life insurance company in the United States in terms of total assets, with approximately $___ billion worth of assets under management as of December 31, 1998. As a mutual insurance company, MetLife has no shareholders. However, MetLife announced in November 1998 its intention to convert to a stock company. The "demutualization" plan will be subject to approval by the board of directors, the State of New York Insurance Department and policyholders. As of May 1, 1999, MetLife does not know the details of the plan or when or if it will take effect.




The General Account



All of the assets of Security First Life, except for those in the Separate Account and other segregated asset accounts, make up the assets of the General Account. Amounts are allocated to the General Account when your Certificate is purchased or you may transfer amounts from the Separate Account at a later date. Amounts allocated to the General Account are credited with interest at an interest rate that is guaranteed by Security First Life. Instead of you bearing the risk of fluctuations in the value of the assets as is the case for amounts invested in the Separate Account, Security First Life bears the full investment risk for amounts in the

General Account. Security First Life has sole discretion to invest the assets of the General Account, subject to applicable law. The General Account provisions of the Contract are not intended to be offered by this Prospectus.




The Separate Account



Security First Life established the Separate Account on May 29, 1980 in accordance with the Delaware Insurance Code. The purpose of the Separate Account is to hold the variable assets that underlie the Security First Annuity Contracts and some other variable annuity contracts that Security First Life offers. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940.



The assets of the Separate Account are held in Security First Life's name on behalf of the Separate Account and legally belong to Security First Life. Although the Separate Account, and each of the Series that make up the Separate Account, are considered as part of Security First Life's general business, the Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including Security First Life's creditors. All the income, gains and losses (realized and unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to Security First Life's other business. Under state law and the terms of the Contract, the assets of the Separate Account will not be responsible for liabilities arising out of Security First Life's other business. Furthermore, Security First Life is obligated to pay all money it owes under the Contracts even if that amount exceeds the assets in the Separate Account. However, while Security First is obligated to make variable annuity payments under the contracts, the amount of these payments is guaranteed only to the extent of the level amount calculated at the beginning of each annuity year.



The Separate Account is divided into a number of investment Series of Accumulation and Annuity Units. Five of these Series are available under the Contracts as investment choices for 457 Plans. Each Series invests in the shares of only one of the Funds.



If your Certificate is issued in connection with a 401, 403(b) Plan, or IRA, you may invest in only two of the Series: the Bond Series and the T. Rowe Price Growth & Income Series.

The Funds



Your investment choices are:



        --------------------------------------------------------------------------------------------------------------
                  Fund                        Investment Objective                 Investment Adviser
        --------------------------------------------------------------------------------------------------------------
        Bond Series                           The Fund seeks to achieve the        Security First Investment
                                              highest investment income over the   Management Corporation; Neuberger
                                              long-term consistent with the        & Berman LLC (subadviser)
                                              preservation of principal through
                                              investment primarily in marketable
                                              debt instruments. A secondary
                                              objective is growth of principal
                                              and income with respect to those
                                              Fund assets that are invested in
                                              common and preferred stocks.
        --------------------------------------------------------------------------------------------------------------
        T. Rowe Price Growth & Income Series  The Fund seeks capital growth and    Security First Investment
                                              production of income.                Management Corporation; T. Rowe
                                              Conservation of principal is a       Price Associates, Inc.
                                              secondary objective.  While this     (subadviser)
                                              Fund will generally invest in
                                              common stocks and other equities,
                                              it may, depending on economic
                                              conditions, reduce such
                                              investments and substitute fixed
                                              income instruments.
        --------------------------------------------------------------------------------------------------------------
        T. Rowe Price Growth Stock Fund       The Fund seeks long-term growth of   T. Rowe Price Associates, Inc.
                                              capital through investments,
                                              primarily in common stocks of
                                              growth companies.
        --------------------------------------------------------------------------------------------------------------
        T. Rowe Price Prime Reserve Fund      The Fund seeks the highest           T. Rowe Price Associates, Inc.
                                              possible levels of current income
                                              while preserving capital and
                                              maintaining liquidity by investing
                                              primarily in money market
                                              (short-term debt) instruments.
        --------------------------------------------------------------------------------------------------------------
        T. Rowe Price International Stock     The Fund seeks total return on its   T. Rowe Price Associates, Inc.
        Fund                                  assets from long-term growth of
                                              capital and income, principally
                                              through investments in common
                                              stocks of established non-U.S.
                                              companies.  Investments may be
                                              made solely for income or any
                                              combination of both for the
                                              purpose of achieving a higher
                                              overall return.





Each Series buys and sells shares of the corresponding mutual fund. These Funds invest in stocks, bonds and other investments as indicated above. All dividends declared by the Funds are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to you under the Contract. Instead, dividends generally increase the Accumulation or Annuity Unit Value. You pay no transaction expenses (i.e., front-end or back-end load sales charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Bond Series and the T. Rowe Price Growth and Income Series are available only by purchasing annuities and life insurance policies offered by Security First Life or by other insurance companies and are never sold directly to the public. The shares of each Fund are purchased, without sales charge, for the corresponding Series at the next net asset value per share determined by a Fund after your payment is received by Security First Life. Fund shares will be redeemed by the Series to the extent necessary for Security First Life to make annuity or other payments under the Contracts.



Each of the Funds is an open-end management investment company, or portfolio or series thereof, registered with the SEC under the Investment Company Act of 1940. Registration does not involve supervision by the SEC of the investment or investment policies of the Funds. There can be no guarantee that a Fund will meet its investment objectives.



The Funds are available to other registered separate accounts offering variable annuity and variable life products in addition to Security First Life's Separate Account. In the future, a conflict may develop between one or more separate account invested in the same Fund. The conflict could develop due to change in the law affecting variable annuity products or from differences in voting instructions of owners of the different separate accounts. Security First Life monitors the Series for this type of conflict and will remedy the situation if such a conflict develops. This may include the withdrawal of amounts invested in the Funds by you and other Contract Owners.




           Substitution of Fund shares



Security First Life may substitute shares of another fund for Fund shares directly purchased and apply future Purchase Payments under the Contracts to the purchase of these substituted shares if the shares of a Fund are no longer available or further investment in such shares is determined to be inappropriate by Security First Life's management in view of the purposes of the Contracts. However, no substitution is allowed unless a majority of the Owners entitled to vote and the SEC approve the substitution under the 1940 Act.



[Side Bar: The Funds are more fully described in the Fund prospectuses and their
           Statements of Additional Information. The prospectuses are provided with this Prospectus. The Statements of Additional Information are available upon your request.]




Principal Underwriter



Security First Financial, Inc., 11365 West Olympic Boulevard, Los Angeles, California 90064, a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc., is the principal underwriter for the Contracts. Security First Financial, Inc. is a Delaware corporation and a subsidiary of SFG.




Servicing Agent



SFG provides Security First Life with administrative services, including: office space, supplies, utilities, office equipment, travel expenses and periodic reports.




Custodian



Security First Life is the custodian of the assets of the Separate Account. The assets of each Series will be physically segregated by Security First Life and held separate from the assets of the other Series and of any other firm, person or corporation. The assets of the Separate Account are further protected by fidelity bonds which cover all of Security First Life's officers and employees.




                                CONTRACT CHARGES



Security First Life deducts the charges described below. Security First Life represents that the charges are reasonable for the service and benefits provided, costs and expenses incurred, and risks assumed under the Contracts.



           Services and benefits Security First Life provides include:



                - the ability for you to make withdrawals and surrenders under the Contracts;



                -       the death benefit paid at your death;



                -       the available funding options;



                - administration of the annuity options available under the Contracts; and



                - the distribution of various reports to Contract owners and participants.



           Costs and expenses incurred by Security First Life include:



                - losses associated with various overhead and other expenses from providing the services and benefits under the Contracts;



                -       sales and marketing expenses; and



                -       other costs of doing business.

           Risks assumed by Security First Life include:



                - risks that Annuitants may live longer than estimated when the annuity factors under the Contracts were established;



                - that the amount of the death benefit will be greater than the value of Participant's Account; and



                - that the costs of providing the services and benefits under the contracts will exceed the charges deducted.



Security First Life may also deduct a charge for taxes, if applicable.



Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

These charges may not be changed under the Contract, and Security First Life may profit from these charges in the aggregate.



Administrative Charge



At the end of each Certificate Year, and on the date your Participant's Account is canceled as a result of a complete surrender, Security First Life will deduct an administrative charge of $27.50 plus $2.50 for each General Account and Separate Account Series for which there are Accumulation Units included in the value of your account. These charges will range from a minimum of $30 to a maximum of $40 on an annual basis. For certain Contacts issued to fund deferred compensation plans for state and local government employees described in section 457 of the Code, Security First has agreed to waive a portion of this annual administrative charge. Then the charge will be $12 for a single Series, plus $2.50 for each additional Series and the administrative charges will therefore range from $12 to $22.



Contract administration charges include:



        -       the cost of policy issuance



        -       rent



        -       stationery and postage



        -       telephone and travel expenses



        -       salaries



        -       legal, administrative, actuarial and accounting fees



        -       periodic reports



        -       office equipment, and custodial expenses



Premium Taxes



Some states assess premium taxes on the Purchase Payments you make. Generally, premium taxes range from 0% to 2.35% (3.50% in Nevada), depending on the state. The Contracts permit Security First Life to deduct any applicable premium taxes from the Participant's Account at or after the time they are incurred. Security First Life currently does not deduct for these taxes at the time you make a Purchase Payment. However, until further notice, such premium taxes will be absorbed by Security First Life and not charged against you.



Transfer Charge



A $10 transfer charge is deducted from your account for each allowable election to transfer Accumulation Units or Annuity Units from any one Series to another.

Withdrawal Charge




A $10 withdrawal charge is deducted from a Participant's Account for each partial surrender to cover the costs of redemption.



Refundable Surrender Charge



When you request a transfer from the General Account to the Separate Account, this transfer is treated as a surrender. This surrender is subject to a percentage charge that varies with the time a purchase payment has remained in the General Account. The charge is not made on earnings in the Separate Account.



The percentage charge is:



                                    Calendar Year
                                    of receipt of
                Percentage          Purchase Payment
                ----------          ----------------
                    7%              Current Year
                    6%                2nd Year
                    5%                3rd Year
                    4%                4th Year
                    3%                5th Year
                    0%                6th Year and more



The surrender charge is calculated by subtracting from the General Account from which you are withdrawing a Purchase Payment an amount determined as follows:



                               the surrender amount
           1 - the percentage surrender charge expressed as a decimal



Accumulation Units are canceled on a first-in, first-out basis; and the amount credited to your Participant's Account with respect to each Purchase Payment will be subject to the surrender charge. In no event will a surrender charge imposed on Accumulation Units be more than 9% of Purchase Payments allocated to the Separate Account. The effect of this varying schedule of percentage charges is that amounts that you leave in the General Account for longer periods of time are subject to a lower charge than amounts immediately surrendered.



If a Participant's Account is applied to provide Annuity income, all percentage changes (other than premium taxes, if any) previously imposed on transfers to the Separate Account will be restored in full or in part as an annuity bonus. For more information please refer to "Transfers from the General Account to the Separate Account" on page ___ and "Annuity Payments" on page ___.

Mortality and Expense Risk Charge



Security First Life charges a fee for bearing certain mortality and expense risks under the Contracts. Examples of these risks include a guarantee of annuity rates, the death benefits, certain Contract expenses, and assuming the risk that the expense charges and fees are less than actual administrative and operating expenses. As compensation for assuming these risks, Security First Life will make a daily deduction from the value of the Separate Account's assets equal to .89% per year.



If Security First Life has gains from the receipt of the mortality and expense risk charges over its cost of assuming these risks, it may use the gains as it sees fit. This may include the reduction of expenses incurred in distributing the Contracts.




Federal, State and Local Taxes



Security First Life may in the future deduct charges from your Participant's Account for any taxes it incurs because of the Contracts. However, no deductions are being made at the present time.




[Side Bar: Please note that deductions are made and expenses paid out of the underlying Funds' assets, as well. A description of these fees and expenses are described in each Fund's prospectus which follows this Prospectus.]

                          DESCRIPTION OF THE CONTRACTS



General



The Contracts are group contracts designed to provide annuity benefits to employees of the following:



        -       Public School Systems



        -       Churches



        - Certain tax-exempt organizations under Section 403(b) of the Code



        - Employees covered under various types of Section 457 deferred compensation Plans



        - Retirement plans held by trusts which qualify under Section 401 of the Code



These group contracts are also designed for individuals as individual retirement accounts under Section 408 of the Code (see "Federal Income Tax Status" page ___).



The Contract are designed to fulfill long-term financial needs. They should not be considered as short-term or temporary investments.



A group Contract is issued to an employer or organization which is the Owner. This Contract covers all present and future Participants. After completing an enrollment form and arranging for Purchase Payments to begin, you and all other Participants will receive a Certificate that gives you a summary of the Contract provisions. This Certificate also serves as evidence of your participation in the Plan. Please note that no Certificates are issued to Participants under deferred compensation or qualified retirement Plans.



The group Contract may be restricted by the Plan as to your exercise of certain rights provided in the Contract. You should refer to the Plan for information concerning these restrictions.



Assignment



If permitted by the Plan, you may assign your interest in the Contract by providing Security First Life with written notice. Where a Contract is issued in connection with a deferred compensation plan, all rights and powers under the Contract are vested in the Owner, not you.

Purchase Payments



You may make a Purchase Payments on an annual, semi-annual, quarterly, or monthly basis, or other times as may be agreed to by Security First Life. The frequency of Purchase Payments may be changed if permitted by the applicable Plan. The minimum annual Purchase Payment is $240; with each monthly purchase payment subject to a $20 minimum. Purchase Payments will be invested in the General Account Series to purchase Accumulation Units at their value on the date the payment is received by Security First. Security First Life may also accept Transfer Payments from other annuity contracts. Confirmation of each Purchase Payment or transfer payment received will be sent to the Owner or you as appropriate.




Transfers



           Transfers from the General Account to the Separate Account



The entire Purchase Payment, minus a 7% sales charge, may be transferred immediately to the Separate Account if written instructions are received prior to or at the time of receipt of the payments affected.



With the exception of certain deferred compensation plans described in section 457 of the Code, if Purchase Payments are not transferred immediately, subsequent elections to transfer are restricted to 48% of the payments and are transferred in equal monthly installments over a period of at least 48 months. Each monthly installment is subject to a $50 minimum. Transfers from the General Account to the Separate Account are not permitted after Annuity payments have commenced. No monthly transfers may be made from General Account Accumulation Units which have been subject to any prior transfer election.



All amounts transferred represent the current surrender value of the General Account Accumulation Units which are canceled. According to your designation, and certain limitations, amounts transferred to the Separate Account are invested in Accumulation Units of one or more Series of the Separate Account. The investment performance of the Fund and deductions of certain changes affect the Accumulation Unit value. Amounts may also be transferred back from the Separate Account to the General Account, but only in connection with an election to apply the resulting General Account values to provide Fixed Annuity benefits. In addition, all or part of the percentage transfer charge may be restored as an Annuity bonus upon annuitization.

Transfer Among Series



You may transfer either Accumulation Units or Annuity Units from any Separate Account Series to any one or more other Separate Account Series. Any transfer must be requested in writing. Transfers may be subject to certain limitations under a Plan. The minimum amount to be transferred is $1,000 and is based upon the value of the affected Series at the close of trading on the New York Stock Exchange (currently 4:00 P.M. Eastern Time) on the Business Day such transfer of a unit occurs, subject to a transfer charge of $10.




Modification of the Contracts



Security First Life must make Annuity payments involving life contingencies at no less than the minimum guaranteed Annuity rates incorporated into the Contracts, even if actual mortality experience is different.



Security First Life is legally bound under the Contract to maintain these Annuity purchase rates. Security First Life must also abide by the Contract's provisions concerning:



        -       death benefits



        -       deductions from Purchase Payments



        -       deductions from Participant's Account for transaction charges



        - deductions from the Separate Account for mortality and expense risk and administrative charges



        -       guaranteed rates with respect to fixed benefits



Security First Life may change such provisions without your consent to the extent permitted by the Contract, but only:



                - with respect to Participants who become covered under a Contract after the effective date of the change;



                - with respect to benefits and values provided by any Transfer Payment from another tax deferred annuity contract which is accepted by Security First after the effective date of the change;



                - with respect to benefits and values provided by Purchase Payments made after the effective date of the change to the extent that such Purchase Payments in any Contract Year exceed the first year's Purchase Payments; or

                - to the extent necessary to conform the Contract to any Federal or state law, regulation or ruling.




If you have any questions about any of the provisions of your Contract, you may write or call:
                               Security First Life Insurance Company
                               P.O. Box 92193
                               Los Angeles, California  90009
                               (310) 312-6100





                               ACCUMULATION PERIOD



Crediting Accumulation Units in the Separate Account



Security First Life will credit Accumulation Units to a Series upon receipt of your Purchase Payment or transfer. Security First Life determines the number of Accumulation Units to be credited to a Series by dividing the net amount allocated to a Series out of your Purchase Payment by the value of an Accumulation Unit in the Series next computed following receipt of the Purchase Payment or transfer.



           Separate Account Accumulation Unit current values



The current value of Accumulation Units of a particular Series depends upon the investment experience of the Fund in which the Series invests its assets. The value of Accumulation Units is determined each business day at the close of trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time ). The value is calculated by multiplying the value of an Accumulation Unit in the Series on the immediately preceding valuation date by the net investment factor for the period since that day. You bear the risk that the aggregate current value invested in the Series may at any time be less than, equal to or more than the amount that you originally allocated to the Series.



[Side Bar: The net investment factor is an index of the percentage change (adjusted for distributions by the Fund and the deduction of the administration fee, mortality and expense risk fee) in the net asset value of the Fund in which a Series is invested, since the preceding Valuation Date. The net investment factor may be greater or less than 1 depending upon the Fund's investment performance.

Surrender from the Separate Account



Subject to any limitations in a Plan, you may surrender all or a portion of your Participant's Account at any time prior to the Annuity Date. A surrender may result in adverse federal income tax consequences to you including current taxation on the distribution and a penalty tax on the early withdrawal. These consequences are discussed in more detail under "Federal Tax Considerations" on page ___. You should consult your tax adviser before making a withdrawal.



Your interest in the Separate Account prior to the Annuity Date is determined by multiplying the number of Accumulation Units for each Series credited to your Participant's Account by the current value of an Accumulation Unit in the Series. Security First Life will determine the value of the number of Accumulation Units withdrawn at the next computed Accumulation Unit value.



If you request a partial surrender from more than one Series you must specify the allocation of the partial surrender among the Series. You may not make a partial surrender if a withdrawal:



                - would cause your interest in any Series to have an after surrender value of less than $200;



However, if you are withdrawing the entire amount allocated to a Series these restrictions do not apply. Any partial surrender will be subject to a withdrawal charge of the lesser of $10 or 2% of the amount of the surrender.



           Payment of Surrender Amount



Payment of any amount surrendered from a Series will be made to you within seven days of the date that Security First Life receives your written request.



Security First Life may suspend surrenders when:



                - The SEC restricts trading on the New York Stock Exchange or the Exchange is closed for other than weekends or holidays.



                -       The SEC permits the suspension of withdrawals.



                - The SEC determines that an emergency exists that makes disposal of portfolio securities or valuation of assets of the Funds not reasonably practicable.

Account Statements



You will receive a written account statement each calendar quarter in which a transaction occurs before to the Annuity Date. Even if you do not engage in any transactions you will receive at least one written account statement per year. The statement shows:



                -       all transactions for the period being reported



                - the number of Accumulation Units that are credited to your Contract in each Series



                -       the current Accumulation Unit value for each Series



                - your Participant's Account as of the end of the reporting period



Security First Life is careful to ensure the accuracy of calculations and transfers to and within the Separate Account. However, errors may still occur. You should review your statements and confirmations of transactions carefully and promptly advise Security First Life of any discrepancy. Allocations and transfers reflected in a statement will be considered final at the end of 60 days from the date of the statement.




                                ANNUITY BENEFITS



Variable Annuity Payments



Your interest in the Series is applied to provide you with a Variable Annuity. The dollar amount of the Variable Annuity payments that you receive will reflect the investment experience of the Series but will not be affected by adverse mortality experience which may exceed the mortality risk charge established under the Contract.



           Assumed Investment Return



Unless you elect otherwise, the Assumed Investment Return is 4.25% per year. If the laws and regulations of your State allow, you may elect an Assumed Investment Return of 3.50%, 5% or 6%. The Assumed Investment Return does not bear any relationship to the actual net investment experience of the Series.



Your choice of Assumed Investment Return affects the pattern of your Annuity payments. Your Annuity payments will vary from the Assumed Investment Return depending on whether the investment experience of the Series in which you have an interest is better or worse than the Assumed Investment Return. The higher your Assumed Investment Return, the higher your first Annuity payment will be. Your next payments will only increase in proportion to the amount the investment experience of your chosen Series exceeds the Assumed Investment Return and Separate Account charges. Likewise, your payments will decrease if the investment experience of your chosen Series is less than the Assumed Investment Return and Separate Account charges. A lower Assumed Investment Return will result in a lower initial Annuity payment, but subsequent Annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Series. Conversely, a higher Assumed Investment Return would result in a higher initial payment than a lower Assumed Investment Return, but later payments will rise more slowly or fall more rapidly.



When your interest in the Separate Account is applied to provide Annuity income then, if you have made no surrenders (redemptions) from the Separate Account, Security First will add an Annuity bonus to the amount available to provide Fixed Annuity benefits under the Contract. The Annuity bonus will be equal to the sales charges previously deducted from your Participant's Account with respect to transfers from the General Account to one or more Separate Account Series, together with interest on such amount. If you have made partial surrenders from the Separate Account, an Annuity bonus will still be credited but will be reduced proportionately to reflect those surrenders. The Annuity bonus will be reduced by the same proportion which the amount of the surrender then bears to your entire interest in the Separate Account.



Election of Annuity Date and Form of Annuity



You choose the Annuity Date and the form of Annuity payment.



           Election of Annuity Date



If you do not choose an Annuity Date at least thirty-one days before Annuitization, your Normal Annuity Date automatically will be the later of:



                - the Contract anniversary nearest to the Annuitant's 75th birthday, or



                -       the tenth anniversary of the Certificate Date.




You may select an optional Annuity Date that is earlier than the Normal Annuity Date described above. This Annuity Date may be the first day of any month before the Normal Annuity Date.

Please note that the Qualified Contracts may require a different Normal Annuity Date and may prohibit the selection of certain optional Annuity Dates.



           Form of Annuity



[Side Bar: There are two people who are involved in payments under your Annuity:



                -       you, the Participant and Annuitant



                -       the Beneficiary



Currently, Security First Life provides you with five forms of Annuity payments. Each Annuity payment option, except Option 5, is available on both a Fixed and Variable Annuity basis. Option 5 is available on a Fixed basis only.



Option 1 - Life  Annuity



You receive Annuity payments monthly during your lifetime. These payments stop with the last payment due before your death. Because Security First Life does not guarantee a minimum number of payments under this arrangement, this option offers the maximum level of monthly payments.




Option 2 - Life Annuity with 120, 180, or 240 Monthly Payments Certain



You receive a guaranteed minimum number of monthly Annuity payments during your lifetime. In addition, Security First Life guarantees that you, (or your Beneficiary) will receive monthly payments for the remainder of the period certain, if you die during that period.



Option 3 - Installment Refund Life Annuity



An Annuity payable monthly during your lifetime. You receive a guaranteed minimum number of monthly payments which are equal to the amount of your Participant's Account allocated to this option divided by the first monthly payment. If you die before receiving the minimum number of payments, the remaining payments will be made to your Beneficiary.

Option 4 - Joint and Last Survivor Life Annuity



You receive Annuity payments monthly during the lifetime of you and another payee (the joint payee) and during the lifetime of the survivor of the two of you. Security First Life stops making payments with the last payment before the death of the last surviving payee. Security First Life does not guarantee a minimum number of payments under this arrangement. For example, you or other payee might receive only one Annuity payment if both of you die before the second Annuity payment. The election of this option is ineffective if either of you dies before Annuitization. In that case, the survivor becomes the sole payee, and Security First Life does not pay death proceeds because of the death of the other payee.



Option 5 - Payments for a Designated Period (Fixed Annuity Only)



Security First Life makes Annuity payments monthly to you or another properly-designated payee, or to the Beneficiary at you or another payee's death, for a selected number of years ranging from five to thirty. The amount of each payment will be based on an interest rate determined by Security First Life that will not be less than 4.0% per year for periods of 10 to 30 years and 3.0% per year for periods of 5 to 9 years. If you are age 60 or older on the Annuity Date, or you have given evidence of your election to begin payments under your employer's retirement program, you may elect a designated period of 3 years. You may not commute Fixed Annuity payments to a lump sum under this option.



If you do not choose a form of Annuity payment, Option 2, a life annuity with a guaranteed minimum of 120 monthly payments, will automatically be applied to your Contract. You may make changes in the optional form of Annuity payment at any time until 31 days before the Annuity date.



The first year's Annuity payment described in Options 1 - 4 are calculated on the basis of:



                -       the mortality table specified in the Contract



                -       the age and where permitted the sex of the Annuitant



                -       the type of Annuity payment option selected, and



                -       the assumed investment return selected.




The fixed Annuity payments described in Option 5 are calculated on the basis of:



                -       the number of years in the payment period, and



                -       the interest rate guaranteed with respect to the option.

Fixed Annuities are funded through the General Account of Security First Life.




Frequency of Payment



Your payments under all options will be made on a monthly basis unless you and Security First Life have agreed to a different arrangement.



Payments from each Series must be at least $50 each. If a payment from a Series will be less than $50, Security First Life has the right to decrease the frequency of payments so that each payment from a Series will be at least $50.




Level Payments Varying Annually



Your variable Annuity payments are determined yearly rather than monthly. As a result, you will receive a uniform monthly Annuity payment for each Annuity year. The level of payments for each year is based on the investment performance of the Series up to the Valuation Date as of which the payments are determined for the year. As a result, the amounts of the Annuity payments will vary with the investment performance of the Series from year to year rather than from month to month. Your monthly variable Annuity payments for the first year will be calculated on the last Valuation Date of the second calendar week before the Annuity date. The amount of your monthly variable Annuity payments will be calculated using a formula described in the Contract. On each anniversary of the Annuity date, Security First Life will determine the total monthly payments for the year then beginning. These payments will be determined by multiplying the number of Annuity units in each Series from which payments are to be made by the annuity unit value of that Series for the valuation period in which the first payment for that period is due.



After calculating the amount due to you, Security First Life transfers the amount of the year's Variable Annuity payments to a General Account at the beginning of the year. Although the amount in the Separate Account is credited to you and transferred to the General Account, you do not have any property rights in this amount. You do have a contractual right to receive your Annuity payments.



The monthly Annuity payments for the year are made from the General Account with interest using the standard assumed investment return of 4.25% or the Assumed Investment Return that you selected. As a result, Security First Life will experience profits or losses on the amounts placed in the General Account in providing level monthly payments to you during the year that meet the Assumed Investment Return that you selected. For example, if the net investment income and gains in the General Account are lower than the Assumed Investment Return selected, Security First Life will experience a loss.

You will not benefit from any increases or be disadvantaged from any decreases in any Annuity Unit Values during the year because the Annuity payments for that year are set at the beginning of the year. These increases and decreases will be reflected in the calculation of Annuity payments for the following year.




Annuity Unit Values



This is how Security First Life calculates the Annuity Unit Value for each
Series:



                - First, Security First Life determines the change in investment experience (including any investment-related charge) for the underlying Fund from the previous trading day to the current trading day.



                - Next, it subtracts the daily equivalent of your insurance-related charge (general administrative expense and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated.



                - Then, it divides the result by the quantity of one plus the weekly equivalent of your Assumed Investment Return.



                - Finally, the previous Annuity Unit Value is multiplied by this result.




                                 DEATH BENEFITS



Death Before the Annuity Date



If you die before the Annuity Date, your Beneficiary(ies) will receive a death benefit equal to the value of the Participant's Account at the time of settlement.



Your Beneficiary(ies) receive the death benefit as either:



                1) A lump sum that must be made within five (5) years of your death.



                or



                2) Annuity income under Annuity Income Options One, Two or Five described in Article 7 of the Contract.

If your Beneficiary(ies) chooses one of the Annuity income options:



                - Payments must begin within one year of your death (However, your spouse may delay commencement of payments to the date that you would have reached 70 1/2.)




                - The guaranteed period under Option Two or the designated period under Option Five may not be longer than the Beneficiary's life expectancy under applicable tables specified by the Internal Revenue Service.



                - The Participant's Account on the date of the first Annuity payment will be used to determine the amount of the death benefit.



If your spouse is your sole Beneficiary, he or she may choose to succeed to your rights as Owner rather than to take the death benefit. If you have more than one Beneficiary living at the time of your death, each will share the proceeds of the death benefit equally unless you elect otherwise.



If you outlive all of your Beneficiaries, the death benefit will be paid to your estate in a lump sum. No Beneficiary shall have the right to assign or transfer any future payments under the Options, except as provided in the election or by law.



You will also be considered to have outlived your Beneficiary(ies) in the following situations:



                -       Your Beneficiary(ies) and you die at the same time.



                - Your Beneficiary(ies) dies within 15 days of your death and proof of your death is received by Security First Life before the date due.



Proof of death includes a certified death certificate, or attending physician's statement, a decree of a court of competent jurisdiction as to the finding of death, or other documents that Security First Life agrees to accept as proof of death.

Death After the Annuity Date



If you die on or after the Annuity Date, the amounts payable to the Beneficiary(ies) or other properly designated payees or any continuing payment under the Annuity Payment option in effect. In this case, the Beneficiary will:



                - have all the remaining rights and powers under a Contract, and



                - be subject to all the terms and conditions of the Contract.



If none of your Beneficiaries survive you, the value of any remaining payments certain on your death, calculated on the basis of the assumed investment return that you previously chose, will be paid in a lump sum to your estate unless other provisions have been made and approved by Security First Life. This value is calculated on the next day of payment following receipt of due proof of death.



Unless otherwise restricted, a Beneficiary receiving variable payments under Option Two or Three may elect at any time to receive the present value of the remaining number of Annuity payments certain in a lump sum payment after your death. The present value of the remaining Annuity payments will be calculated on the basis of the assumed investment return previously selected. This lump sum payment election is not available to a Beneficiary receiving Fixed Annuity payments.




                           FEDERAL TAX CONSIDERATIONS



The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.




General Taxation of Annuities



Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (the Code) governs how this money is ultimately taxed. There are different rules for qualified and non-qualified Contracts and depending on how the money is distributed, as briefly described below.



You generally will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal or as an Annuity payment. This concept is known as tax deferral. In addition, Security First Life will not be taxed on the investment income and capital gains of the Separate Account.



[Side Bar: A qualified Contract is a Contract that is purchased under certain types of tax-advantaged retirement plans.



        Qualified plans include:



            - SECTION 401 PLANS (self-employed and corporate pension and profit-sharing plans)
            -     SECTION 403 PLANS (tax-deferred annuities)
            -     SECTION 457 PLANS (deferred compensation plans)
            -     TRADITIONAL IRAS
            -     ROTH IRAS



A NON-QUALIFIED CONTRACT is a Contract that is purchased on an individual basis with after-tax dollars and not under one of the programs listed above in the description of a qualified Contract. The Contracts are not offered on a non-qualified basis.]



[SIDE BAR: Please note that the terms of a particular plan may limit your rights otherwise available under the Contract.]




QUALIFIED CONTRACTS



The full amount of all distributions received from a Section 401, 403(b), 457 plan or traditional IRA (except for a return of non-deductible employee contributions) are included in your gross income and are taxed at ordinary income rates unless the distribution is transferred to an eligible rollover account or Contract. In certain cases, distributions received from a Roth IRA are also included in gross income.



Generally, distributions are included in your income in the year in which they are paid. However, in the case of a Section 457 plan, a distribution is includible in the year it is paid or when it is made available, depending upon whether certain Code requirements are met. In very limited situations, a lump sum distribution from a Section 401 plan may qualify for special forward income averaging or may qualify for special long term capital gain treatment.






        MANDATORY MINIMUM DISTRIBUTIONS



If you are a participant in a Section 401, 403(b), 457 plan or traditional IRA, you generally must begin receiving withdrawals from your Contract value or Annuity payments for life or a period not exceeding the life expectancy of you or you and a beneficiary by April 1 of the calendar year following the later of:



                  -     the year you turn 70 1/2



                  -     the year you retire






        WITHDRAWALS BEFORE AGE 59 1/2



If you receive a taxable distribution from your Contract before you reach age 59 1/2, this amount may be subject to a 10% penalty tax in addition to ordinary income taxes. Section 457 plans are not subject to this 10% penalty tax.



As indicated in the chart below, some distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include any amounts received:




                                                               Type of Plan
                                                   -------------------------------------
                                                   401      403(b)*        457       IRA
                                                   ---      -------        ---       ---
          After you die                             X          X                      X

          After you become totally disabled
          (as defined in the Code)                  X          X                      X

          Faced with an unforeseeable emergency                             X

          Pursuant to a domestic relations         x            x                     x
          order




            * These restrictions only apply to 403(b) contributions and earnings made after December 31, 1988. These restrictions do not apply to Contract values attributable to contributions or earnings made before January 1, 1989.

        ROLLOVERS OF PLAN CONVERSIONS



You may roll over distributions (other than required distributions) from one plan to another plan without incurring any Federal income tax under some circumstances. These circumstances are as follows:




                  Distribution Issued from:               May be Rolled into:
                  -------------------------               -------------------
                  -  Section 401 plan           Another Section 401 plan;
                                                or an IRA

                  -  Section 403(b) plan        Another Section 403(b) plan;
                                                or an IRA

                  -  IRA                        Another IRA;
                                                a Roth IRA (under certain conditions);
                                                a Section 401 or 403(b) plan
                                                if the IRA contains only
                                                  permissible rollover amounts




        DEDUCTIONS FOR PLAN CONTRIBUTIONS



You may deduct your contributions to Section 401 plans and Section 403(b) annuities in the year when made up to the limits specified in the Code. These plans may also permit non-deductible employee contributions. Any non-deductible employee contribution that you make will be received tax free as a portion of each Annuity payment.




        TAXATION OF DEATH BENEFITS



Any distributions under Section 401 and 403(b) plans and IRAs must meet minimum incidental death benefit requirements under the Code. However, if you are a participant in a Section 401 plan and your spouse is your designated beneficiary, these death benefit requirements do not apply.



Similar requirements apply to Section 457 plans for the tax years beginning after December 31, 1988.

WITHHOLDING


        MANDATORY 20% WITHHOLDING FOR "ELIGIBLE ROLLOVER DISTRIBUTIONS"



If you are participating in a Section 401 retirement plan or a Section 403(b) tax-deferred annuity (including lump sum distributions), Security First Life is required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income tax purposes.



An "eligible rollover distribution" is any taxable amount that you receive from your Contract, except for taxable distributions that are:



            -     a life or life expectancy annuity (individual or joint)



            -     an annuity with a designated period of 10 years or more



            -     withdrawals to satisfy minimum distribution requirements



Other exceptions to the definition of eligible rollover distribution exist. The requirements discussed below under "Other Withholding" will apply to any distribution that is not an eligible rollover distribution.



You may not elect out of the 20% withholding requirement. However, Security First Life is not required to withhold the money if an eligible rollover distribution is rolled over into a traditional IRA or other eligible retirement plan in a direct trustee-to-trustee transfer.



        OTHER TAX WITHHOLDING



Different withholding rules apply to taxable withdrawals such as Annuity payments, lump sum distributions, and partial withdrawals that are not eligible rollover distributions.



The withholding rules are determined at the time of payment. You may elect out of these withholding requirements. You may revoke an election made in regard to Annuity payments at any time and tax withholding will begin again at that time. Security First Life will notify you at least annually of your right to revoke your election.



        TAXPAYER IDENTIFICATION NUMBER ("TIN")



You are required by law to provide Security First Life (as payor) with your correct TIN. If you are an individual, the TIN is your social security number.

                                 VOTING RIGHTS



As the owner of the Separate Account, Security First Life is the legal owner of the shares of the funding options. Based upon Security First Life's current view of applicable law, the Owner has voting interests under the Contract concerning Fund shares and is entitled to vote on Fund proposals at all regular and special shareholders meetings. Therefore, the Owner is entitled to give us instructions for the number of shares which are deemed attributable to the Contract.



Security First Life will vote all shares of the underlying Funds as directed by Contract Owners who have voting interests in the Funds. Security First Life will send Contract Owners, at a last known address, all periodic reports, proxy materials and written requests for instructions on how to vote those shares. When Security First Life receives these instructions, it will vote all of the shares in proportion to the instructions. If Security First Life does not receive the Owner's voting instructions, it will vote the Owner's interest in the same proportion as represented by the votes it receives from the other Owners. If Security First Life determines that it is permitted to vote the shares in its own right due to changes in the law or in the interpretation of the law it may do so.



Security First Life is under no duty to inquire into voting instructions or into the authority of the person issuing such instructions. All instructions will be valid unless Security First Life has actual knowledge that they are not.



There are certain circumstances under which Security First Life may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report.



The number of votes that the Owner receives is determined on a record date that is set no more than 90 days before the meeting. Voting instructions will be requested at least 10 days before the meeting. Only Owners on the record date may vote.



The number of shares to which the Owner is entitled to vote is calculated by dividing the portion of all of the Participant's Accounts allocated to that Fund on the record date by the net asset value of a Fund share on the same date.

                                 YEAR 2000 ISSUE



Security First Life and its service providers, including the underlying Fund options, depend on the smooth operation of their computer systems. Many computer and software systems in use today cannot recognize the Year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on Security First Life and the Separate Account, including the calculation of your interest in the Series, on the Funds' handling of securities trades, pricing and account services, as well as on the companies in which the Funds will invest. Security First Life is monitoring the efforts of the service providers to prepare their systems for the Year 2000 and expects that each Series service providers will be adapted before that date. There can be no guarantee, however, that Security First Life or its service providers will be successful or that the steps taken by Security First Life will be sufficient to avoid any adverse impact on the Separate Account and each of its Series.



                                LEGAL PROCEEDINGS


There are no present or pending material legal proceedings affecting the Separate Account. Security First Life, in the ordinary course of its business, is engaged in litigation of various kinds which in its judgment is not of material importance in relation to its total assets.



                             ADDITIONAL INFORMATION


You may contact Security First Life at the address and phone number on the cover of this Prospectus for further information. A copy of the Statement of Additional Information, dated May 1, 1999, which provides more detailed information about the contracts, may also be obtained. The table of contents for the Statement of Additional Information is attached at page ____.



A Registration Statement has been filed with the SEC under the Securities Act of 1933 for the Contracts offered by this Prospectus. This Prospectus does not contain all of the information in the Registration Statement. Please refer to this Registration Statement for further information about the Separate Account, Security First Life and the Contracts. Any statements in this Prospectus about the contents of the Contracts and other legal instruments are only summaries. Please see the filed versions of these documents for a complete statement of any terms.

                                                       '33 Act File No. 33-28623


                                  STATEMENT OF

                             ADDITIONAL INFORMATION





                     SECURITY FIRST LIFE SEPARATE ACCOUNT A


        ----------------------------------------------------------------

                GROUP FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS

        ----------------------------------------------------------------



                      SECURITY FIRST LIFE INSURANCE COMPANY




                                   MAY 1, 1999



This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus. A copy of the prospectus, dated May 1, 1999, may be obtained without charge by writing Security First Life Insurance Company Servicing Agent, P.O. Box 92193, Los Angeles, California 90009 or by telephoning 1(800)992-9785.

SF 224FL

                                TABLE OF CONTENTS

                                                                           Page
                                                                           ----
The Insurance Company                                                      3

The Separate Account                                                       3

Net Investment Factor                                                      3

Annuity Payments                                                           4

Additional Federal Income Tax Information                                  6

Underwriters, Distribution of the Contracts                                10

Voting Rights                                                              10

Safekeeping of Securities                                                  10

Servicing Agent                                                            10

Independent Auditors                                                       10

Legal Matters                                                              11

State Regulation of Security First Life                                    11

Financial Statements                                                       11

THE INSURANCE COMPANY

Security First Life Insurance Company ("Security First Life") is a wholly owned subsidiary of Security First Group, Inc. ("SFG"). Security First Group, Inc. ("SFG"), the parent of Security First Life, is a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife"), a New York mutual life insurance company. MetLife, with assets of $____ billion at June 30, 1998, is the second largest life insurance company in the United States in terms of total assets. As a mutual life insurance company, MetLife has no shareholders. However, MetLife announced in November 1998 its intention to convert to a stock company. The "demutualization" plan will be subject to approval of the board of Directors, the state of New York Insurance Department and policyholders. As of May 1, 1999, MetLife does not know the details of the plan or when or if it will take place.


THE SEPARATE ACCOUNT

The Security First Life Separate Account A ("Separate Account") presently funds group variable annuity Contracts offered by Security First Life on Forms 224, 1700, 226 R1, 230, 234, 236 and individual variable annuity Contracts on Form 135R2C and 135R2V. These group and individual annuity contracts are described in other prospectuses. The group variable annuity contracts ("Contracts") described in this Statement of Additional Information and related prospectus is a distinct contract from the above described group and individual annuity contracts.

Amounts allocated to the Separate Account are invested in the securities of five Funds. (For purposes of this Statement of Additional Information, the term "Fund" includes each investment series of a multiple series management investment company.) These Funds are: the Bond Series and T. Rowe Price Growth and Income Series of Security First Trust; the T. Rowe Price Growth Stock Fund, Inc.; the T. Rowe Price Prime Reserve Fund Inc.; and the T. Rowe Price International Stock Fund, Inc. The Separate Account is divided into multiple Series of Accumulation and Annuity Units; including Series B, Series G, Series T, Series P and Series I, corresponding respectively to these five Funds.

NET INVESTMENT FACTOR

The Separate Account net investment factor is an index of the percentage change (adjusted for distributions by the Fund and the deduction of the actuarial risk fee) in the net asset value of the Fund in which the Series is invested, since the preceding Business Day. The Separate Account net investment factor for each Series of Accumulation Units is determined for any Business Day by dividing (i) the net asset value of a share of the Fund which is represented by such Series at the close of business on such day, plus the per share amount of any distributions made by such Fund on such day by (ii) the net asset value of a share of such Fund determined as of the close of business on the preceding Business Day and then subtracting from this result the actuarial risk fee factor of 0.0000244 for each calendar day between the preceding Business Day and the end of the current Business Day.

ANNUITY PAYMENTS

Basis of Variable Annuity Benefits

The Variable Annuity benefit rates used in determining Annuity payments under the Contracts are based on actuarial assumptions, reflected in tables in the Contracts, as to the expected mortality of a large group of Annuitants of the same sex, where permitted, and adjusted age and the form of Annuity selected. The mortality basis for these tables is Security First Life's Modified Select Annuity Mortality Table, projected to the year 2000 on Projection Scale C, with interest at 4.25% for all functions involving life contingencies and the portion of any period certain beyond 10 years, and 3.25% for the first 10 years of any certain period.

Adjusted age in those tables means actual age to the nearest birthday at the time the first payment is due, adjusted according to the following table:

                    Calendar Year                          Adjusted
                      of Birth                              Age Is
                    -------------                          --------
                     Before 1916                          Actual Age
                      1916-1935                       Actual Age Minus 1
                      1936-1955                       Actual Age Minus 2
                      1956-1975                       Actual Age Minus 3
                      1976-1995                       Actual Age Minus 4

Determination of Amount of Monthly Variable Annuity Payments for First Year

The Separate Account value used to establish the monthly payment for the first payment year consists of the value of Accumulation Units of each Series of the Separate Account held in the Participant's Account on the last day of the second calendar week before the Annuity Date. The Contracts contain tables showing monthly payment factors and Annuity premium rates per $1,000 of Separate Account value to be applied under Options 1 through 4.

At the beginning of the first payment year an amount is transferred from the Separate Account to the General Account and level monthly Annuity payments for the year are made out of the General Account for that year. The amount transferred is determined by multiplying the Annuity premium rate per $1,000 set forth in Contract tables by the number of thousands of dollars of Separate Account value in the individual's account. The level monthly payment for the first payment year is then determined by multiplying the amount transferred (the Annuity premium) by the monthly payment factor in the same table. In the event the account involved has Separate Account Accumulation Units in more than one Series of the Separate Account, the total monthly Annuity payment for the first year is the sum of the monthly Annuity payments, determined in the same manner as above, for each Separate Account Series.

At the time the first year's monthly payments are determined, a number of Annuity Units for each Separate Account Series is also established for the Annuitant by dividing the monthly payment derived from that Series for the first year by the Separate Account Annuity Unit values for the Series on the last Business Day of the second calendar week before the first Annuity payment is due. The number of Annuity Units remains fixed during the Annuity period unless Annuity Units are converted to another Series.

Determination of Amount of Monthly Variable Annuity Payments for Second and Subsequent Years

As of each anniversary of the Annuity Date, Security First Life will determine the amount of the monthly Variable Annuity payments for the year then beginning. Separate determinations will be made for each Separate Account Series in which the Annuitant has Annuity Units, with the total Annuity payment being the sum of the payments derived from the Series. The amount of monthly payments for any Separate Account Series for any year after the first will be determined by multiplying the number of Annuity Units for that Series by the Annuity Unit value for that Series for the Valuation Period in which the first payment for the year is due. It will be Security First Life's practice to mail Variable Annuity payments no later than seven days after the last day of the Valuation Period upon which they are based or the monthly anniversary thereof.

Annuity Unit Values

The value of an Annuity Unit was, or will be, set at $5 for each Series for the first Valuation Period as of which the first Variable Annuity payment from such Series is made. The value of an Annuity Unit for each Series on any later date is determined by multiplying the value of an Annuity Unit at the end of the preceding Valuation Period by the "Annuity change factor" for the second preceding Valuation Period. The Annuity change factor is an adjusted measurement of the investment performance of the Fund since the end of the preceding Valuation Period. The Annuity change factor is determined by dividing the value of an Accumulation Unit at the end of the Valuation Period by the value of an Accumulation Unit at the end of the preceding Valuation Period and multiplying the result by a neutralization factor.

Variable Annuity payments for each year after the first reflect variations in the investment performance of the Separate Account above and below an assumed investment rate (see below). This assumed investment rate is included for purposes of actuarial computations and does not relate to the actual investment performance of the underlying fund. Therefore, the assumed investment rate must be "neutralized" in computing the Annuity change factor. For weekly Valuation Periods and a 4.25% assumed investment rate, the neutralization factor is 0.9991999.

Alternate Assumed Investment Rates

The choice of the assumed investment rate affects the pattern of Annuity payments. Over a period of time, if the Separate Account achieved a net investment result equal to the assumed investment rate applicable to a particular option, the Annuity Unit would not change in value, and the amount of the Annuity payments would be level. However, if the Separate Account achieved a net investment result greater than the assumed investment rate, the Annuity Unit would increase in value and the amount of the Annuity payments would increase each year. Similarly, if the Separate Account achieved a net investment result smaller than the assumed investment rate, the Annuity Unit would decrease in value and the amount of the Annuity payments would decrease each year. Although a higher initial payment would be received under a higher assumed investment rate, there is a point in time after which payments under a lower assumed investment rate would be greater, assuming payments continue through that point in time. The effect of a higher or lower assumed investment rate can be summarized as follows: a higher assumed investment rate will result in a larger initial payment but more slowly rising or more rapidly falling subsequent payments than a lower assumed investment rate.

The objective of a variable annuity contract is to provide level payments during periods when the economy is relatively stable and to reflect as increased payments only the excess of investment results flowing from inflation or an increase in productivity. The achievement of this objective will depend in part upon the validity of the assumption that the net investment rate of the Separate Account equals the assumed investment rate during periods of stable prices. Subsequent years' payments will be smaller than, equal to or greater than the first year's payments depending on whether the actual net investment rate for the Separate Account is smaller than, equal to or greater than the assumed investment rate.

ADDITIONAL FEDERAL INCOME TAX INFORMATION

Qualified Plans

Certain tax advantages are available when the Contract is issued under a retirement plan which meets the qualification requirements of sections 401, 403, or 408 of the Code ("qualified plan"). Further information regarding federal income tax aspects of the various types of qualified plans is set forth below.

Public School Systems, Churches and Certain Tax-Exempt Organizations

Under section 403(b) of the Code, purchase payments made to purchase annuities by public school systems, churches, or certain tax-exempt organizations for their employees are excludable from the gross income of the employee to the extent that aggregate purchase payments for the employee do not exceed certain limitations imposed by the Code.

Pension, Profit-Sharing, and Annuity Plans for Corporations and Unincorporated Businesses

If a Participant dies after distributions have commenced, the remaining portion of his or her interest must continue to be distributed at least as rapidly as under the schedule used prior to death. If distributions have not commenced before death, the entire interest must be distributed within five years of the Participant's death except the interest may be distributed for the life or a period not exceeding the life expectancy of a designated beneficiary in substantially equal payments commencing no later than one year after the Participant's death. If the designated beneficiary is the surviving spouse, distributions may be postponed until the date the Participant would have been 70 1/2. If the surviving spouse dies before distributions commence, the distribution rules will apply as if he or she were the Participant.

A pension or profit sharing plan established by any kind of organization which primarily benefits "key employees" (known as a "top-heavy" plan) will be subject to special rules on: vesting; minimum contributions and benefits for non-key employees; compensation which may be taken into account to determine contributions or benefits for key employees; the aggregate limit on contributions and benefits; and rollovers.

The tax treatment of pension and profit sharing plans established by self-employed individuals (known as "Keogh" or "H.R. 10" plans) is essentially the same as corporate plans. Some special restrictions apply to self-employed individuals who are "owner-employees." An owner employee is a sole proprietor or a partner who owns more than a 10% capital or profits interest in the partnership.

Additionally, the definition of a lump sum distribution for a self-employed individual does not include a distribution on account of separation from service, but does include a distribution on account of total disability.

Eligible Deferred Compensation (section 457) Plans

The Code permits employees and independent contractors of state and local government units and tax-exempt organizations under "eligible deferred compensation plans" to defer compensation up to certain amounts.

In the case of a section 457 plan, the employer is the owner of the Contract and has all of the rights and powers attributable to such ownership. These include the exclusive right to partially or fully terminate any Participant's Account under such a Contract and to receive all payments under the Contract, including Annuity payments. Employees participating in such plans are referred to as Participants in such Contracts and in this prospectus solely for the purpose of establishing a method of recording allocations applicable to such employees' accounts. Such employees have no elective rights under the Contracts.

Employees receiving amounts under such section 457 plans from their employers include such amounts in income in the year they are received or made available and pay ordinary income taxes thereon. Amounts may not be made available to any employee except upon separation from service or for an unforeseeable emergency.

In the case of a section 457 plan for a tax-exempt organization, the following provisions apply: (a) the Contract value must be distributed or annuity payments commenced by April 1 of the calendar year following the later of the calendar year in which the employee retires or attains age 70 1/2, (b) annuity payments are limited to a period not exceeding the life (lives) or life expectancy (expectancies) of the employee (and a designated beneficiary), (c) the benefits will be subject to minimum incidental benefit distribution requirements and (d) if the employee dies before his or her entire interest has been distributed, any amount remaining will be distributed to the designated beneficiary at least as rapidly as during the employee's life. In the case of section 457 plans of state and local governments where joint and survivor benefits commence before death, the amount payable to the employee must exceed one-half of the maximum that could have been payable to the employee if there were no joint annuitant.

Individual Retirement Annuities ("IRAs")

Any individual is permitted to establish an individual retirement arrangement described in section 408 of the Code. Of these, only the individual retirement Annuity described in section 408(b) is available in connection with the Contract.

Purchase payments for an IRA may be made by an individual, under the age of 70 1/2, up to the lesser of $2,000 or 100% of gross annual compensation. If the individual (or spouse filing a joint return) is an active participant in a qualified plan, the full amount of the IRA contribution may be deducted only if adjusted gross income does not exceed (a) $25,000 for an individual return, (b) $40,000 for a joint return and (c) $0 for a married person filing a separate return. As adjusted gross income increases over these amounts, the deductible amount decreases. An individual filing a joint return with a spouse under the age of 70 1/2, who has no compensation during the year or elects to be treated as having no compensation, can purchase an IRA contract for his or her spouse ("spousal IRA"). The total annual contribution is limited to $4,000 or 100% of the working spouse's compensation for the year. A divorced or legally separated spouse may continue annual contributions to his or her spousal IRA up to $2,000 or 100% of his or her annual compensation.

The annual limits on purchase payments do not apply to tax-free rollovers to an IRA from another qualified retirement plan. An individual can roll over: all or a portion of a termination or lump sum, or partial distribution from a section 401(a) plan, excluding nondeductible employee contributions; all or a portion of a lump sum or partial distribution from a section 403(b) Annuity plan; or all or a portion of a distribution received from another IRA or from an individual retirement account or bond, but only once a year. An individual must make a tax-free rollover to the IRA within 60 days after receiving the distribution from the other plan.

The IRA contracts will be nontransferable and nonforfeitable. Distributions must commence no later than April 1 of the year following the year in which the individual attains age 70 1/2; otherwise each year a 50% nondeductible excise tax will apply to the difference between what was actually paid out and the minimum amount required to be distributed each year. The entire interest in the Contract must be distributed within the first year, or over the life of the individual or the joint lives of the individual and a designated beneficiary or over a period certain not extending beyond the individual's life expectancy or the joint life expectancy of the individual and a designated beneficiary. All distributions will be taxed as ordinary income when received, except for the portion of each distribution which bears the same ratio to the distribution as the total nondeductible IRA contributions bears to the total IRA contributions.

Any distribution made before the individual reaches age 59 1/2 will be penalized by a 10% additional income tax on the amount of the distribution, unless made by reason of death or disability. Borrowing under the Contract or pledging the Contract as security for a loan will be deemed to be a distribution of the full market value of the Contract as of that day. The distribution-at-death rules for an IRA are the same as for a section 401(a) plan except that the individual's beneficiary or estate is not allowed the normal exclusion of up to $5,000.

Withholding on Annuity Payments and Other Distributions

Security First Life is required to withhold federal income tax on Contract distributions (such as Annuity payments, lump sum distributions or partial surrenders). However, recipients of Contract distributions are allowed to make an election not to have federal income tax withheld. After such election is made with respect to Annuity payments, an Annuitant may revoke the election at any time, and thereafter commence withholding. In such a case, Security First Life will notify the payee at least annually of his or her right to change such election.

The withholding rate followed by Security First Life will be applied only against the taxable portion of Contract distributions. Federal tax will be withheld from Annuity payments pursuant to the recipient's withholding certificate. If no withholding certificate is filed with Security First Life, federal tax will be withheld from Annuity payments on the basis that the payee is married with three withholding exemptions. Federal tax on the taxable portion of a partial or total surrender (i.e., non-periodic distribution) generally will be withheld at a flat 10% rate. In the case of a plan qualified under Sections 401(a) or 403(a) of the Code, if the balance to the credit of a participant in a plan is distributed within one taxable year to the recipient ("total distribution") the amount of withholding will approximate the federal income tax on a lump sum distribution. If a total distribution is made from such a plan or a tax-sheltered annuity contract on account of the

Participant's death, the amount of withholding will reflect the exclusion from federal income tax for employer-provided death benefits.

Security First Life is required to withhold 20% of certain taxable amounts constituting "eligible rollover distributions" to participants (including lump sum distributions) in retirement plans under Code Section 401 and tax deferred annuities under Code Section 402(b). This withholding requirement does not apply to distributions from such plans and annuities in the form of a life and life expectancy annuity (individual or joint), an annuity with a designated period of 10 years or more, or any distribution required by the minimum distributions requirements of Code Section 401(a)(9). Withholding on these latter types of distribution will continue to be made under the rules described in the prior paragraph. A participant cannot elect out of the 20% withholding requirement. However, if an eligible rollover distribution is rolled over into an eligible retirement plan or IRA in a direct trustee-to-trustee transfer, no withholding will be required.

Payees are required by law to provide Security First Life (as payor) with their correct taxpayer identification number ("TIN"). If the payee is an individual, the TIN is his or her social security number. If the payee elects not to have federal income tax withheld on an Annuity payment or a non-periodic distribution and a correct TIN has not been provided, such election is ineffective, and such payment will be subject to withholding as noted above.

Obtaining Tax Advice

It should be recognized that the federal income tax information in this Statement of Additional Information is not exhaustive and is for information purposes only. The description does not purport to cover all situations involving the purchase of an Annuity or the election of an option under the Contract. Tax results may vary depending upon individual situations and special rules may apply in certain cases. State and local tax results may also vary. For these reasons a qualified tax adviser should be consulted.

UNDERWRITERS, DISTRIBUTION OF THE CONTRACTS

The Contracts will be sold as a continuous offering by individuals who are appropriately licensed as insurance agents of Security First Life for the sale of life insurance and Variable Annuity Contracts in the state where the sale is made. In addition, these individuals will be registered representatives of the principal underwriter, Security First Financial, Inc., or of other broker-dealers registered under the Securities Exchange Act of 1934 whose registered representatives are authorized by applicable law to sell Variable Annuity Contracts issued by Security First Life. Commissions on sales of contracts range from 0% to 8.5%. Agents are paid from the General Account of Security First Life. Such commissions bear no direct relationship to any of the charges under the Contracts. It is expected that the Contracts will be sold in 30 states. No direct underwriting commissions are paid to Security First Financial, Inc.

VOTING RIGHTS

Unless otherwise restricted by the plan under which a Contract is issued each Owner will have the right to instruct Security First Life with respect to voting the Fund shares which are the assets underlying his interest in the Separate Account, at all regular and special shareholders meetings. An Annuitant's voting power with respect to Fund shares held by the Separate Account declines during the time he is receiving a Variable Annuity based on the investment performance of the Separate Account, because amounts attributable to his interest are being transferred annually to the General Account to provide the variable payments.

SAFEKEEPING OF SECURITIES

All assets of the Separate Account are held in custody of Security First Life. The assets of each Separate Account Series will be kept physically segregated by Security First Life and held separate from the assets of any other firm, person, or corporation. Additional protection for the assets of the Separate Account is afforded by fidelity bonds covering all of Security First Life's officers and employees.

SERVICING AGENT

An administrative services agreement has been entered into between Security First Life and SFG under which the latter has agreed to perform certain of the administrative services relating to the Contracts and for the Separate Account. SFG performs substantially all of the recordkeeping and administrative services for the Separate Account.

INDEPENDENT AUDITORS

The consolidated financial statements of Security First Life Insurance Company at December 31, 1998 and the financial statements of Security First Life Separate Account A were audited by Deloitte & Touche, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on their authority of such firm as experts in accounts and auditing. The consolidated financial statements of Security First Life Insurance Company at December 31, 1997 and 1996 and the 1997 and 1996 financial statements of Security First Life Separate Account A were audited by Ernst & Young, LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on their authority of such firm as experts in accounts and auditing.


LEGAL MATTERS

Legal matters concerning federal securities laws applicable to the issue and sale of the Contracts have been passed upon by Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington D.C. 20036. Prior to January 31, 1998, such legal matters were passed upon by Routier and Johnson, P.C., 1700 K Street, N.W., Suite 1003, Washington, D.C. 20006.


STATE REGULATION OF SECURITY FIRST LIFE

Security First Life is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Delaware Commissioner of Insurance. An annual statement, in a prescribed form, is filed with the Commissioner on or before March 1 each year covering the operations of Security First Life for the preceding year and its financial condition on December 31 of such year. Security First Life's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is usually conducted by the National Association of Insurance Commissioners at least once in every three years. Security First Life was last examined as of December 31, 1993. While Delaware insurance law prescribes permissible investments for Security First Life, it does not prescribe permissible investments for the Separate Account, nor does it involve supervision of the investment management or policy of Security First Life.

In addition, Security First Life is subject to the insurance laws and regulations of other jurisdictions in which it is licensed to operate. State insurance laws generally provide regulations for the licensing of insurers and their agents, govern the financial affairs of insurers, require approval of policy forms, impose reserve requirements and require filing of an annual statement. Generally, the insurance departments of these other jurisdictions apply the laws of Delaware in determining permissible investments for Security First Life.



FINANCIAL STATEMENTS

The financial statements of Security First Life and subsidiaries contained herein should be considered only for the purposes of informing investors as to its ability to carry out the contractual obligations as depositor under the Annuity contracts and custodian as described elsewhere herein and in the prospectus. The financial statements of the Separate Account are also included in this Statement of Additional Information.

                           PART C - OTHER INFORMATION


Item 24.    Financial Statements and Exhibits

        (a) Financial Statements contained herein

               (1) Security First Life Separate Account A

                      Part A - Condensed Financial Information
                      Part B - Statement of Assets and Liabilities, Statement of
                              Operations, Statement of Changes in Net Assets, Statement of Investments

               (2) Security First Life Insurance Company

                      Part B - Depositor's financial statements with notes

        (b) Exhibits


                      (10) Consent of Independent Auditors


                      (13) Organizational Chart

All previously filed Exhibits to Security First Life Separate Account A registration statement and all post-effective amendments thereto are specifically incorporated herein by reference.


Item 25.    Directors and Officers of the Depositor

The officers and directors of Security First Life Insurance Company are listed below. Their principal business address is 11365 West Olympic Boulevard, Los Angeles, California 90064.


Name                         Position and Offices with Depositor
----                         -----------------------------------
David A. Levene              Chairman of the Board and Director
John K. Bruins               Director
Steven T. Cates              Director
Terence Lennon               Director
Gail A. Praslick             Director
Joseph A. Reali              Director
Anthony J. Williamson        Director
Richard C. Pearson           Director, President and General Counsel
Howard H. Kayton             Executive Vice President and Chief Actuary
Brian J. Finneran            Senior Vice President
Jane F. Eagle                Senior Vice President and Chief
                             Financial Officer
Peter R. Jones               Senior Vice President
Cheryl M. MacGregor          Senior Vice President
Alex H. Masson               Senior Vice President
Anthony J. Williamson        Senior Vice President, Chief Investment Officer

Name                         Position and Offices with Depositor
----                         -----------------------------------
George R. Bateman            Vice President
James C. Turner              Vice President
Leo Brown                    Assistant Vice President
Steven J. Brash              Assistant Vice President
Ronald Mare                  Assistant Vice President
Cheryl J. Finney             Associate General Counsel, Vice
                             President, and Assistant Secretary
Patrizia DiMolfetta          Controller
James Bossert                Assistant Controller
George J. Olah               Treasurer
Louis Ragusa                 Secretary
Richard G. Mandel            Assistant Secretary
Eugene A. Capobianco         Assistant Vice President
Joseph A. Zdeb               Assistant Vice President
Thomas V. Reedy              Assistant Vice President
Ataollah Azarshahi           Assistant Vice President
Harold B. Leff               Assistant Vice President
Robert E. Dehais             Assistant Vice President




Item 26.    Persons Controlled by or under Common Control with
            Depositor of Registrant

The Registrant is a Separate Account of Security First Life Insurance Company ("depositor"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the depositor, see Exhibit 13.

Item 27.    Number of Contract Owners


As of ___________, 1999 there were __________ owners of the Contracts which are the subject of this post-effective amendment.


Item 28.    Indemnification

None

Item 29.    Principal Underwriters

Security First Financial, Inc. is the principal underwriter for Security First Life Separate Account A.

The following are the directors and officers of Security First Financial, Inc. Their principal business address is 11365 West Olympic Boulevard, Los Angeles, California 90064.

Name                     Position with Underwriter
----                     -------------------------
Richard C. Pearson       Director, President, General Counsel and Secretary
Jane Frances Eagle       Director, Senior Vice President and Treasurer
Peter R. Jones           Senior Vice President
Howard H. Kayton         Senior Vice President and Chief Actuary

James Cyrus Turner       Vice President and Assistant Secretary
Alan G. Arthurs          Assistant Vice President
*Barbara J. Ellner       Supervisor of Compliance

* not an officer

                    Net
                    Underwriting      Compensation on
Name of Principal   Discount and      Redemption or     Brokerage
Underwriter         Commissions*      Annuitization     Commission        Compensation
-----------         ------------      -------------     ----------        ------------
Security First      None              None              None              None
Financial, Inc.

*Fee paid by Security First Life Insurance Company for serving as underwriter.


Item 30.    Location of Accounts and Records

Security First Financial, Inc., underwriter for the registrant, is located at 11365 West Olympic Boulevard, Los Angeles, California 90064. It maintains those accounts and records required to be maintained by it pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

Security First Life Insurance Company, the depositor for the registrant, is located at 11365 West Olympic Boulevard, Los Angeles, California 90064. It maintains those accounts and records required to be maintained by it pursuant to
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder and as custodian for the Registrant.

Security First Group, Inc. is located at 11365 West Olympic Boulevard, Los Angeles, California 90064. It performs substantially all of the recordkeeping and administrative services in connection with the Registrant.

Item 31.    Management Services

Not applicable.

Item 32.    Undertakings

Registrant makes the following undertakings:

Security First Life represents that the fees and charges deducted under the Contracts described herein this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Security First Life.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this amended Registration Statement to be signed on its behalf in the City of Los Angeles and State of California on this 1st day of March, 1999.



                                        SECURITY FIRST LIFE SEPARATE ACCOUNT A
                                             (Registrant)

                                        By SECURITY FIRST LIFE INSURANCE COMPANY
                                             (Sponsor)


                                        By   /s/ Richard C. Pearson
                                           ------------------------------------
                                            Richard C. Pearson, President



As required by the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


Signature                          Title                            Date
---------                          -----                            ----
/s/ Richard C. Pearson             President, General Counsel,      March 1, 1999
------------------------------     & Director
Richard C. Pearson, President

/s/ Jane F. Eagle                  Senior Vice President &          March 1, 1999
------------------------------     Chief Financial Officer
Jane F. Eagle

David F. Levene*                   Director and                     March 1, 1999
------------------------------     Chairman of the Board
David F. Levene


John K. Bruins*                    Director                         March 1, 1999
------------------------------
John K. Bruins


Steven T. Cates*                   Director                         March 1, 1999
------------------------------
Steven T. Cates


                                   Director                         _______, 1999
------------------------------
Joseph J. Jordan

Signature                          Title                            Date
---------                          -----                            ----
Terence I. Lennon*                 Director                         March 1, 1999
----------------------------
Terence I. Lennon


Gail A. Praslick*                  Director                         March 1, 1999
----------------------------
Gail A. Praslick


Joseph A. Reali*                   Director                         March 1, 1999
----------------------------
Joseph A. Reali


Anthony J. Williamson*             Director                         March 1, 1999
----------------------------
Anthony J. Williamson


/s/ Richard C. Pearson
----------------------------
*(Richard C. Pearson as
Attorney-in-Fact for each
of the persons indicated)